13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 10.4%
293,984	Howmet Aerospace, Inc.	$ 11,585,909
172,100	Mercury Systems, Inc.(a)	7,699,754
		19,285,663
	ASSET MANAGEMENT - 2.9%
233,701	Janus Henderson Group plc	5,496,648

	AUTOMOTIVE - 5.0%
57,185	Autoliv, Inc.	4,379,227
325,001	Dana, Inc.	4,917,265
		9,296,492
	BIOTECH & PHARMA - 9.5%
355,780	Alkermes plc(a)	9,296,531
2,028,100	Amarin Corp plc - ADR(a)	2,454,001
494,807	Ironwood Pharmaceuticals, Inc.(a)	6,130,659
		17,881,191
	COMMERCIAL SUPPORT SERVICES - 5.8%
262,521	Aramark	10,852,618

	CONSTRUCTION MATERIALS - 3.3%
200,000	MDU Resources Group, Inc.	6,068,000

	CONTAINERS & PACKAGING - 2.6%
60,000	Crown Holdings, Inc.	4,932,600

	FOOD - 5.9%
221,851	TreeHouse Foods, Inc.(a)	10,955,002

	GAS & WATER UTILITIES - 3.7%
110,800	Southwest Gas Holdings, Inc.	6,856,304

	HEALTH CARE FACILITIES & SERVICES - 2.0%
247,645	Pediatrix Medical Group, Inc.(a)	3,680,005

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	HOME & OFFICE PRODUCTS - 2.0%
292,226	Newell Brands, Inc.	$ 3,822,316

	HOME CONSTRUCTION - 2.7%
140,400	Griffon Corporation	5,024,916

	INTERNET MEDIA & SERVICES – 4.4%
110,280	GoDaddy, Inc., Class A(a)	8,251,150

	LEISURE FACILITIES & SERVICES - 3.2%
72,631	Papa John's International, Inc.	5,978,258

	PUBLISHING & BROADCASTING - 4.2%
699,858	Pearson plc - ADR	7,887,400

	RETAIL - CONSUMER STAPLES - 5.5%
72,265	Dollar Tree, Inc.(a)	10,221,162

	RETAIL - DISCRETIONARY - 5.8%
30,687	Asbury Automotive Group, Inc.(a)	5,500,644
97,500	Freshpet, Inc.(a)	5,145,075
		10,645,719
	SOFTWARE – 5.6%
425,300	LivePerson, Inc.(a)	4,312,542
80,000	Wix.com Ltd.(a)	6,146,400
		10,458,942
	TECHNOLOGY HARDWARE - 2.1%
74,183	Seagate Technology Holdings plc	3,902,768

	TECHNOLOGY SERVICES - 5.4%
265,001	Green Dot Corporation, Class A(a)	4,192,316
57,990	Insight Enterprises, Inc.(a)	5,814,657
		10,006,973

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.6%
142,460	US Foods Holding Corporation(a)	$ 4,846,489

327,017	ESCROW SHARES - 0.0% (b) Pershing Square Tontine Holdings Ltd.(a)	-

	TOTAL COMMON STOCKS (Cost $160,284,095)	176,350,616

	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET FUNDS - 5.4%
10,117,155	First American Government Obligations Fund, Class X, 4.08% (Cost $10,117,155)(C)	10,117,155

	TOTAL INVESTMENTS - 100.0% (Cost $170,401,250)	$ 186,467,771
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	28,244
	NET ASSETS - 100.0%	$ 186,496,015

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(C)	Rate disclosed is the seven day effective yield as of December 31, 2022.